Business Combinations - Summary of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Identifiable assets and liabilities assumed
Goodwill		$ 11,318	$ 2,868
User panel
Identifiable assets and liabilities assumed
Finite-Lived Intangible Asset, Useful Life		3 years
Embee Mobile Inc.
Consideration
Total Consideration	$ 16,139
Less: Cash acquired	(53)
Total consideration, net of cash acquired	16,086
Identifiable assets and liabilities assumed
Accounts receivables	617
Other current assets	89
Deferred commissions	26
Property and equipment	13
Goodwill	8,015
Trade payables	(323)
Deferred tax liabilities, net	(2,015)
Deferred revenues	(307)
Other liabilities assumed	(1,728)
Total identifiable assets acquired, net of liabilities assumed	16,086
Embee Mobile Inc. | Developed technology
Identifiable assets and liabilities assumed
Finite-lived intangibles	497
Finite-Lived Intangible Asset, Useful Life		2 years
Embee Mobile Inc. | User panel
Identifiable assets and liabilities assumed
Finite-lived intangibles	$ 11,202
Finite-Lived Intangible Asset, Useful Life		3 years